UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
CURRENT ASSETS
Cash and cash equivalents	₫ 13,772,585	$ 549,759,899	₫ 3,306,793
Restricted cash	1,639,530	65,445,074	2,371,038
Trade receivables	2,914,073	116,320,972	5,605,064
Advances to suppliers	11,148,603	445,018,482	8,694,990
Inventories, net	34,976,865	1,396,170,565	27,907,030
Short-term prepayments, other receivables and other assets	15,860,194	633,090,931	11,485,118
Short-term derivative assets			185,787
Current net investment in sales-type lease	16,648	664,538	134,713
Short-term investments	2,511,888	100,266,965	818,975
Total current assets	86,047,876	3,434,770,717	64,781,629
NON-CURRENT ASSETS
Trade receivables	621,390	24,804,008	615,650
Property, plant and equipment, net	81,514,505	3,253,812,270	78,699,515
Intangible assets, net	1,028,919	41,071,332	1,164,635
Operating lease right-of-use assets	4,039,141	161,230,281	5,130,225
Finance lease right-of-use assets	3,422,114	136,600,431
Long-term prepayments	371,095	14,812,989	680,539
Non-current net investment in sales-type lease	225,874	9,016,206	1,024,740
Investment in equity investees	1,038,825	41,466,749	1,166,102
Other long-term investments	918,040	36,645,378	918,040
Long-term Restricted cash	2,101,803	83,897,613	1,610,439
Other non-current assets	127,746	5,099,234	171,352
Total non-current assets	95,415,856	3,808,712,119	91,184,867
TOTAL ASSETS	181,463,732	7,243,482,836	155,966,496
CURRENT LIABILITIES
Short-term and current portion of long-term interest-bearing loans and borrowings	31,247,835	1,247,318,977	39,124,086
Short-term financial liabilities	23,499,638	938,034,408	21,619,612
Trade payables	22,043,372	879,904,678	20,791,192
Deposits and down payment from customers	1,927,557	76,942,240	3,565,463
Short-term deferred revenue	91,846	3,666,214	123,951
Short-term accruals	11,974,801	477,997,805	11,060,958
Current portion of operating lease liabilities	1,323,450	52,828,118	1,498,472
Current portion of finance lease liabilities	192,570	7,686,811
Total current liabilities	184,442,312	7,362,378,732	171,508,908
NON-CURRENT LIABILITIES
Long-term interest-bearing loans and borrowings	43,440,663	1,734,019,759	22,862,890
Long-term financial liability	24,018	958,726	36,326
Non-current operating lease liabilities	3,182,713	127,044,268	4,076,654
Non-current finance lease liabilities	3,229,544	128,913,620
Long-term deferred revenue	2,875,884	114,796,583	2,722,698
Deferred tax liabilities	1,168,012	46,623,503	938,643
Long-term accruals	1,745,857	69,689,326	329,267
Total non-current liabilities	97,253,362	3,882,059,796	79,362,331
Commitments and contingencies
EQUITY
Ordinary shares, no par value - VinFast Auto (2,338,812,496 and 2,338,812,676 shares issued and outstanding as of December 31, 2024 and June 30, 2025)	9,867,220	393,869,551	9,867,167
Accumulated losses	(305,780,046)	(12,205,813,747)	(267,792,169)
Additional paid-in capital	116,648,995	4,656,274,749	93,673,976
Other comprehensive loss	(727,557)	(29,041,873)	(460,644)
Deficit attributable to equity holders of the parent	(179,991,388)	(7,184,711,320)	(164,711,670)
Non-controlling interests	79,759,446	3,183,755,628	69,806,927
Total deficit	(100,231,942)	(4,000,955,692)	(94,904,743)
TOTAL DEFICIT AND LIABILITIES	181,463,732	7,243,482,836	155,966,496
Related party
CURRENT ASSETS
Short-term amounts due from related parties	₫ 3,207,490	$ 128,033,291	₫ 4,272,121
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
NON-CURRENT ASSETS
Long-term amounts due from related parties	₫ 6,404	$ 255,628	₫ 3,630
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
CURRENT LIABILITIES
Other current liabilities	₫ 81,894,753	$ 3,268,990,620	₫ 64,251,391
NON-CURRENT LIABILITIES
Other non-current liabilities	32,586,172	1,300,741,338	42,095,740
Nonrelated party
CURRENT LIABILITIES
Other current liabilities	10,246,490	409,008,862	9,473,783
NON-CURRENT LIABILITIES
Other non-current liabilities	₫ 9,000,499	$ 359,272,673	₫ 6,300,113